TAXES - Additional Information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2019
TAXES
Corporate income tax rate (in percent)	(2.80%)	12.50%	7.60%
Decrease in taxes due to tax holiday	$ 90,876	$ 171,217	$ 458,163
Benefit of the tax holidays on net income per share	$ 0.003	$ 0.006	$ 0.013
Gansu QLS
TAXES
Favorable tax rate (in percent)	15.00%	15.00%	15.00%
Chengdu QLS and subsidiaries
TAXES
Favorable tax rate (in percent)	15.00%	15.00%	15.00%
Hong Kong
TAXES
Base profit for calculating tax rate	$ 0	$ 0	$ 0
Hong Kong | Scenario One
TAXES
Favorable tax rate (as a percent)				8.25%
Base profit for calculating tax rate				$ 2,000,000
Hong Kong | Scenario Two
TAXES
Favorable tax rate (as a percent)				16.50%
Base profit for calculating tax rate				$ 2,000,000
China
TAXES
Corporate income tax rate (in percent)	25.00%
Preferential tax rate (in percent)	15.00%
Western Region
TAXES
Favorable tax rate (in percent)	15.00%	15.00%	15.00%